Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 06, 2013	Aug. 29, 2014
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	262,500
Employees Or Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		21,905	21,905
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value per share		$ 8.64
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		826,284	2,103,436
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant					125,000
Estimated forfeiture rate		0.00%
Unrecognized compensation cost related to unvested stock options		$ 4.2
Weighted average recognition period		3 years 3 months 18 days
Intrinsic value per share		$ 8.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.35	0.24
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		955,199	639,439
Plan 2009 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant		25,314
Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized				591,667
Plan 2011 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant		157,482